Debt (Details)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 23, 2026 USD ($) item	Nov. 02, 2026 USD ($)	Jan. 31, 2026 USD ($)	Sep. 30, 2026 USD ($) LetterOfCredit property	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) LetterOfCredit property	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) property item	Dec. 31, 2024 USD ($) property
Debt Instrument
Property count | property				74		74
Payments for debt extinguishment and deferred financing costs						$ 6,839,000	$ 0
Loss on debt extinguishments				$ 0	$ 0	403,000	$ 0
Secured Debt
Debt Instrument
Mortgage debt outstanding								$ 102,011,000	$ 105,000,000
Unamortized premium								$ 700,000
Property count | property								2	2
Aggregate carrying value of collateral								$ 242,000,000	$ 236,000,000
Aggregate principal repayments			$ 102,000,000					3,000,000	$ 3,000,000
Payments for debt extinguishment and deferred financing costs			$ 1,000,000
Loss on debt extinguishments						$ 400,000
Letter of Credit | Secured Debt
Debt Instrument
Principal drawn								$ 1,000,000
Number of letters of credit outstanding				10		10		10
Letters of credit outstanding				$ 1,300,000		$ 1,300,000
The Credit Facility | Credit Facilities
Debt Instrument
Unamortized debt issuance costs				6,000,000		6,000,000
Principal drawn				$ 0		$ 0
Debt instrument, covenant debt to assets (as a percent)				60.00%		60.00%
Debt instrument, covenant secured debt to assets (as a percent)				40.00%		40.00%
Debt instrument, covenant unsecured debt to unencumbered assets (as a percent)				60.00%		60.00%
Debt instrument, covenant minimum fixed charge coverage ratio				1.5		1.5
Debt instrument, covenant net worth, minimum				$ 2,040,000,000.00		$ 2,040,000,000.00
Net proceeds received from equity offerings (as a percent)						75.00%
Minimum unsecured interest coverage ratio				1.75		1.75
The Credit Facility | Revolving Credit Facility | Credit Facilities
Debt Instrument
Maximum borrowing capacity	$ 500,000,000			$ 1,250,000,000		$ 1,250,000,000
Aggregate amount	$ 500,000,000
Aggregate amount under credit facility				1,750,000,000		$ 1,750,000,000
Number of extensions | item	2
Debt extension period	6 months
Variable rate	1.05%
Facility fee						0.15%
Amortization of debt issuance costs				$ 468,000		$ 814,000
The Credit Facility | Revolving Credit Facility | Credit Facilities | Subsequent Event
Debt Instrument
Net borrowings		$ 100,000,000
The Credit Facility | Delayed Draw Term Loan (DDTL) | Credit Facilities
Debt Instrument
Maximum borrowing capacity	$ 100,000,000
Aggregate amount	500,000,000
Terminated amount	$ 100,000,000